Derivative Instruments (Narrative) (Details) (USD $)	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Derivative [Line Items]
Net foreign currency derivative assets included on balance sheet	$ 13,200,000		$ 16,400,000
Net gains on derivatives not designated as hedging instruments	200,000	600,000
Foreign Exchange [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Aggregate cash flow hedges outstanding	245,200,000
Singapore dollars	132,800,000
British pounds	95,700,000
Mexican pesos	8,400,000
Other currencies	8,300,000
Foreign Exchange [Member] | Not Designated [Member]
Derivative [Line Items]
Australian dollars	11,800,000
Swiss francs	5,800,000
Indonesian rupiahs	4,000,000
Other currencies	8,700,000
Aggregate derivatives not designated as hedging instruments outstanding	$ 30,300,000